Property, leasehold improvements and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, leasehold improvements and equipment
	December 31,
	2017		2016		2015
Net carrying value:
Land (note 10)	Ps.	1,709,508	Ps.	1,707,236	Ps.	1,715,636
Leasehold improvements		660,589		456,505		424,511
Machinery and equipment		116,117		130,349		146,626
Furniture and office equipment		47,113		50,835		61,200
Transportation equipment		36,246		9,042		8,548
Computer equipment		9,483		12,020		14,454
Construction in progress for leasehold improvements		22,341		78,218		—
	Ps.	2,601,397	Ps.	2,444,205	Ps.	2,370,975

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2015	Ps.	1,715,636	Ps.	338,393	Ps.	179,697	Ps.	133,757	Ps.	28,043	Ps.	50,481	Ps.	78,671	Ps.	2,524,678
Acquisitions		—		—		14,941		11,407		2,102		10,878		109,329		148,657
Disposals		—		—		—		—		(1,024)		—		—		(1,024)
Transfers		—		188,000		—		—		—		—		(188,000)		—
Other		—		—		—		(181)		—		(1,172)		—		(1,353)

Balance as of December 31, 2015		1,715,636		526,393		194,638		144,983		29,121		60,187		—		2,670,958
Acquisitions		—		12,963		2,223		2,787		6,227		4,040		124,878		153,118
Disposals		(8,400)		—		—		(625)		(3,030)		(31)		—		(12,086)
Transfers		—		46,660		—		—		—		—		(46,660)		—
Other		—		—		—		—		—		—		—		—

Balance as of December 31, 2016		1,707,236		586,016		196,861		147,145		32,318		64,196		78,218		2,811,990
Acquisitions		2,272		107,735		4,502		6,393		34,531		3,805		75,853		235,091
Disposals		—		—		(249)		—		(4,532)		(62)		—		(4,843)
Transfers		—		131,730		—		—		—		—		(131,730)		—
Other		—		—		—		(183)		(1,274)		(242)		—		(1,699)
Balance as of December 31, 2017	Ps.	1,709,508	Ps.	825,481	Ps.	201,114	Ps.	153,355	Ps.	61,043	Ps.	67,697	Ps.	22,341	Ps.	3,040,539

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2015	Ps.	(83,154)	Ps.	(29,980)	Ps.	(71,194)	Ps.	(15,554)	Ps.	(40,482)	Ps.	—	Ps.	(240,364)
Disposals		—		—		—		890		—		—		890
Depreciation		(18,728)		(18,032)		(12,768)		(5,909)		(6,428)		—		(61,865)
Other		—		—		179		—		1,177		—		1,356

Balance as of December 31, 2015		(101,882)		(48,012)		(83,783)		(20,573)		(45,733)		—		(299,983)
Disposals		—		—		—		3,007		31				3,038
Depreciation		(27,629)		(18,500)		(12,527)		(5,710)		(6,474)		—		(70,840)
Other		—		—		—		—		—		—		—

Balance as of December 31, 2016		(129,511)		(66,512)		(96,310)		(23,276)		(52,176)		—		(367,785)

Disposals		—		—		—		4,532		47		—		4,579
Depreciation		(35,342)		(18,674)		(10,112)		(7,264)		(6,323)		—		(77,715)
Other		(39)		189		180		1,211		238		—		1,779

Balance as of December 31, 2017	Ps.	(164,892)	Ps.	(84,997)	Ps.	(106,242)	Ps.	(24,797)	Ps.	(58,214)	Ps.	—	Ps.	(439,142)